Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Summary of revenue and non-current assets by geographic information

Revenue:	2023	2022	2021

Germany	5	152	742
USA	8,270	41,201	39,624
	8,275	41,353	40,366

Non-current assets as of December 31:	2023	2022	2021
Germany	12,969	3,435	4,896
Czech Republic	0	1,007	1,306
USA	0	0	12,539
	12,969	4,442	18,741